CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	€ 6,152	€ 4,883	€ 5,907
Cost of sales	(5,488)	(4,393)	(5,305)
Gross profit	664	490	602
Selling and administrative expenses	(258)	(237)	(276)
Research and development expenses	(39)	(39)	(48)
Other gains and losses - net	117	(89)	(23)
Income from operations	484	125	255
Finance costs - net	(167)	(159)	(175)
Share of income of joint-ventures	0	0	2
Income / (loss) before tax	317	(34)	82
Income tax (expense) / benefit	(55)	17	(18)
Net income / (loss)	262	(17)	64
Net income / (loss) attributable to:
Equity holders of Constellium	257	(21)	59
Non-controlling interests	5	4	5
Net income / (loss)	€ 262	€ (17)	€ 64
Earnings per share attributable to the equity holders of Constellium (in Euros)
Basic (in EUR per share)	€ 1.82	€ (0.15)	€ 0.43
Diluted (in EUR per share)	€ 1.75	€ (0.15)	€ 0.41
Weighted average number of shares
Basic (in shares)	140,995,106	138,739,635	136,856,978
Diluted (in shares)	147,169,971	138,739,635	142,645,619